Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Convertible debt
Ordinary shares, par value | (per share)		¥ 0.009	¥ 0.009
Ordinary shares, shares authorized | shares	[1]	10,000,000,000	625,000,000
VIE
Accounts payable		¥ 94,741	¥ 98,175
Customers' refundable fees		18,839	14,433
Accrued expenses and other payables		76,147	69,174
Income tax payables, current		6	11
Operating lease liabilities-current		324	671
Income tax payables		20,427	20,746
Operating lease liabilities, non-current			130
VIE | Related parties
Amounts due to related parties including amounts due to related parties of consolidated VIE		¥ 29,965	¥ 23,900
Class A Ordinary Shares
Ordinary shares, shares issued | shares	[1]	4,013,414	2,229,015
Ordinary shares, shares outstanding | shares	[1]	4,013,414	2,229,015
Class B Ordinary Shares
Ordinary shares, shares issued | shares	[1]	5,450	5,450
Ordinary shares, shares outstanding | shares	[1]	5,450	5,450
Class C Ordinary Shares
Ordinary shares, shares issued | shares	[1]	948	948
Ordinary shares, shares outstanding | shares	[1]	948	948

[1]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “Share Consolidation”).